Document and Entity Information	Jun. 12, 2024
Cover [Abstract]
Entity Registrant Name	ROPER TECHNOLOGIES INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	FL
Amendment Flag	false
Entity Central Index Key	0000882835
Document Type	8-K
Document Period End Date	Jun. 12, 2024
Entity File Number	1-12273
Entity Tax Identification Number	51-0263969
Entity Address, Address Line One	6496 UNIVERISTY PARKWAY
Entity Address, City or Town	SARASOTA
Entity Address, Postal Zip Code	34240
City Area Code	(941)
Local Phone Number	556-2601
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	ROP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false